5. Equity Method Investment: Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Equity Method Investments
December 31, 2013
Company's equity method investment	$10,211,635
Partnership assets	$88,602,340
Partnership liabilities	$2,873,918
Partnership net income	$7,983,103